Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity Central Index Key	0001591956
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity File Number	001-36532
Entity Registrant Name	Sphere 3D Corp.
Entity Incorporation, State or Country Code	A6
Entity Address, Country	CA
Entity Address, Address Line One	895 Don Mills Road, Bldg. 2, Suite 900
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M3C 1W3
Title of 12(b) Security	Common Shares
Trading Symbol	ANY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	63,566,403
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	895 Don Mills Road Bldg. 2, Suite 900
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M3C 1W3
Contact Personnel Name	Peter Tassiopoulos
Contact Personnel Email Address	Peter.Tassiopoulos@sphere3d.com